Summary of Significant Accounting Policies - Shares Excluded For EPS (Details) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Shares excluded from the computation of diluted net loss per share
Unvested shares from share-based compensation that were anti-dilutive	2,427,629	7,632,001
Stock options
Shares excluded from the computation of diluted net loss per share
Unvested shares from share-based compensation that were anti-dilutive	2,427,629	1,037,131
Series A convertible preferred shares
Shares excluded from the computation of diluted net loss per share
Unvested shares from share-based compensation that were anti-dilutive		6,594,870